UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21344

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
               (Exact name of registrant as specified in charter)

                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. SCOTT JARDINE
                           FIRST TRUST PORTFOLIOS L.P.
                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                        Date of fiscal year end: MAY 31

                   Date of reporting period: FEBRUARY 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o              MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 151.7%

     AEROSPACE & DEFENSE - 3.0%
              AEROSPACE & DEFENSE - 3.0%
$  2,000,000  ILC Industries, Inc. (c) ......      NR(a)    CCC+        10.28%           8/24/12     $    2,032,500
     769,231  Standard Aero Holdings, Inc. ..       B2       B+       6.83%-6.96%        8/24/12            763,462
                                                                                                     --------------
              TOTAL AEROSPACE & DEFENSE                                                                   2,795,962
                                                                                                     --------------

     AUTO COMPONENTS - 1.1%
              AUTO PARTS & EQUIPMENT - 1.1%
   1,000,000  Axletech International
                 Holdings, Inc. (c) .........      Caa1      B-         10.95%           4/21/13          1,005,000
                                                                                                     --------------
              TOTAL AUTO COMPONENTS                                                                       1,005,000
                                                                                                     --------------

     BEVERAGES - 1.1%
              SOFT DRINKS - 1.1%
     990,000  Culligan Corp. ................       B1       B+          7.07%           9/30/11          1,001,962
                                                                                                     --------------
              TOTAL BEVERAGES                                                                             1,001,962
                                                                                                     --------------

     BUILDING PRODUCTS - 2.8%
              BUILDING PRODUCTS - 2.8%
     648,936  Headwaters Inc. ...............       B1       B+          6.86%           4/30/11            652,721
   2,000,000  Landsource Communities
                 Development LLC ............      NR(a)    NR(a)        7.13%           3/31/10          2,016,250
                                                                                                     --------------
              TOTAL BUILDING PRODUCTS                                                                     2,668,971
                                                                                                     --------------

     CAPITAL MARKETS - 1.6%
              ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
     500,000  LPL Holdings, Inc. ............       B2        B       7.77%-8.13%        6/28/13            501,665
                                                                                                     --------------
              INVESTMENT BANKING & BROKERAGE - 1.1%
   1,000,000  Ameritrade Holding Corp. ......       Ba1      BB          6.08%          12/31/12          1,005,625
                                                                                                     --------------
              TOTAL CAPITAL MARKETS                                                                       1,507,290
                                                                                                     --------------

     CHEMICALS - 3.0%
              COMMODITY CHEMICALS - 1.1%
     500,000  INEOS Group Ltd. ..............       Ba3      B+          6.83%          12/16/13            506,563
     500,000  INEOS Group Ltd. ..............       Ba3      B+          7.33%          12/16/15            506,563
                                                                                                     --------------
                                                                                                          1,013,126
                                                                                                     --------------

              DIVERSIFIED CHEMICALS - 1.9%
     803,048  BCP Crystal US Holdings Corp. .       B1       BB-         6.53%           4/06/11            812,483
     803,636  Brenntag Holding GmbH
                 & Company KG ...............       B2       B+          7.07%           1/18/14            815,088
     196,364  Brenntag Holding GmbH
                 & Company KG ...............       B2       B+          7.07%           2/01/14            197,836
                                                                                                     --------------
                                                                                                          1,825,407
                                                                                                     --------------
              TOTAL CHEMICALS                                                                             2,838,533
                                                                                                     --------------

     COMMERCIAL SERVICES & SUPPLIES - 12.2%
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 7.9%
   1,000,000  Acosta, Inc. ..................      NR(a)    NR(a)     6.82%-6.83%       12/06/12          1,012,500
   1,953,488  Affinion Group, Inc. ..........       B1       B+       7.32%-7.50%       10/17/12          1,946,977
   1,000,000  IAP Worldwide Services, Inc. ..       B2       B+          7.63%          12/30/12          1,009,375


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

     COMMERCIAL SERVICES & SUPPLIES - (CONTINUED)
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - (CONTINUED)
$  1,000,000  IAP Worldwide Services, Inc. (c)      B3       B-         12.63%         6/30/13       $    1,023,750
   1,500,000  N.E.W. Customer Service
                 Companies, Inc. (c) ........      NR(a)    NR(a)    10.94%-11.06%     7/01/12            1,522,500
     952,944  Western Inventory Service, Ltd.       NR       NR       7.39%-9.25%      3/31/11              958,900
                                                                                                     --------------
                                                                                                          7,474,002
                                                                                                     --------------

              ENVIRONMENTAL & FACILITIES SERVICES - 2.2%
   1,206,192  Duratek, Inc. .................       B1       BB-      7.81%-7.94%      12/16/09           1,206,192
     863,636  Envirocare of Utah, LLC .......      NR(a)    NR(a)        7.38%         4/13/10              870,833
                                                                                                     --------------
                                                                                                          2,077,025
                                                                                                     --------------

              OFFICE SERVICES & SUPPLIES - 2.1%
   1,934,246  Infrasource Inc. ..............       Ba3      BB-         7.53%         9/30/10            1,943,917
                                                                                                     --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       11,494,944
                                                                                                     --------------

     CONTAINERS & PACKAGING - 7.0%
              METAL & GLASS CONTAINERS - 2.7%
   1,990,000  Berry Plastics Corp. ..........       B1       B+          6.45%         12/02/11           2,015,705
     525,619  Owens-Illinois Group, Inc. ....       B1       BB-         6.35%         4/01/08              527,755
                                                                                                     --------------
                                                                                                          2,543,460
                                                                                                     --------------

              PAPER PACKAGING - 4.3%
     248,845  Boise Cascade, LLC ............       Ba3      BB       6.28%-6.38%      10/28/11             251,871
     990,000  Graham Packaging Holdings
                 Company ....................       B2        B       6.75%-6.94%      10/07/11           1,002,375
   1,000,000  Graham Packaging Holdings
                 Company (c) ................       B3      CCC+         8.81%         4/07/12            1,020,833
   1,743,525  Graphic Packaging
                 International, Inc. ........       B1       B+       6.72%-7.19%      8/08/10            1,769,990
                                                                                                     --------------
                                                                                                          4,045,069
                                                                                                     --------------
              TOTAL CONTAINERS & PACKAGING                                                                6,588,529
                                                                                                     --------------

     DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
              INTEGRATED TELECOMMUNICATION SERVICES - 3.2%
   2,000,000  NTL Investment Holdings Ltd. ..       B1       BB-         7.57%         5/10/12            2,005,000
     992,500  Telcordia Technologies, Inc. ..       B1       B+       7.22%-7.31%      9/15/12              980,404
                                                                                                     --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                2,985,404
                                                                                                     --------------

     ELECTRIC UTILITIES - 12.2%
              ELECTRIC UTILITIES - 12.2%
   1,030,620  Allegheny Energy Supply Inc. ..       Ba2     BBB-      5.51%-6.16%      3/08/11            1,036,509
     500,000  Astoria Generating Company
                 Acquisitions LLC (c) .......       B3        B          8.32%         8/23/13              510,938
     414,894  Calpine Corp.,
                 (Debtor in Posession)(c)(g).      NR(a)    NR(a)        8.66%         12/20/07             425,785
     420,213  Calpine Corp.(g),
                 (Revolving Credit),
                 (Debtor in Possession) .....      NR(a)    NR(a)        0.75%         12/20/07             414,960


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

     ELECTRIC UTILITIES - (CONTINUED)
              ELECTRIC UTILITIES - (CONTINUED)
$    164,894  Calpine Corp.,
                 (Debtor in Possession) (g) .      NR(a)    NR(a)        6.81%         12/20/07      $      167,367
     925,711  Covanta Energy Corp. ..........       B1       B+       7.52%-7.58%      6/24/12              939,597
     997,500  LSP-Kendall Energy, LLC .......       B1        B          6.53%         10/07/13             995,837
   1,000,000  Mirant North America, LLC .....       Ba3      BB-         6.32%         1/03/13            1,007,500
   3,000,000  NRG Energy, Inc. ..............       Ba2      BB-      6.57%-6.62%      2/01/13            3,031,765
   1,153,592  Riverside Energy Center, LLC ..       B1        B          8.92%         6/24/11            1,165,128
     739,372  Rocky Mountain Energy
                 Center, LLC ................       B1        B          8.92%         6/24/11              746,766
   1,000,000  Wolf Hollow I, L.P. (c) .......       B2        B          9.00%         12/22/12           1,012,500
                                                                                                     --------------
              TOTAL ELECTRIC UTILITIES                                                                   11,454,652
                                                                                                     --------------

     ELECTRICAL EQUIPMENT - 0.8%
              ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
     768,082  Penn Engineering &
                 Manufacturing Corp. ........       B2        B       7.03%-7.11%      5/25/11              775,763
                                                                                                     --------------
              TOTAL ELECTRICAL EQUIPMENT                                                                    775,763
                                                                                                     --------------

     ENERGY EQUIPMENT & SERVICES - 3.2%
              OIL & GAS EQUIPMENT & SERVICES - 3.2%
   1,000,000  Key Energy Services, Inc. .....       B1       B-       7.52%-7.78%      6/30/12            1,013,750
   1,997,984  Targa Resources, Inc. .........       Ba3      B+       6.78%-7.23%      10/31/12           2,022,543
                                                                                                     --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                           3,036,293
                                                                                                     --------------

     FOOD & STAPLES RETAILING - 2.1%
              DRUG RETAIL - 2.1%
   1,932,018  The Jean Coutu Group (PJC) Inc.       B1       BB-         6.94%         7/30/11            1,954,559
                                                                                                     --------------
              TOTAL FOOD & STAPLES RETAILING                                                              1,954,559
                                                                                                     --------------

     FOOD PRODUCTS - 2.0%
              AGRICULTURAL PRODUCTS - 1.0%
     995,000  Chiquita Brands, L.L.C. .......       B1       BB-         6.61%         6/28/12              999,146
                                                                                                     --------------
              PACKAGED FOODS & MEATS - 1.0%
     912,752  THL Food Products Company .....       B1       B+       6.50%-6.67%      11/21/10             923,401
                                                                                                     --------------
              TOTAL FOOD PRODUCTS                                                                         1,922,547
                                                                                                     --------------

     HEALTH CARE PROVIDERS & SERVICES - 5.0%
              HEALTH CARE SERVICES - 5.0%
     987,500  CHS/Community Health
                 Systems, Inc. ..............       Ba3      BB-      6.36%-6.56%      8/19/11              999,432
     958,382  DaVita Inc. ...................       B1       BB-      6.54%-7.05%      10/05/12             971,759
     954,023  Per-Se Technologies, Inc. .....       B1       B+          6.79%         1/06/13              967,141
     927,946  US Oncology Holdings, Inc. ....       B1       B+       6.91%-7.02%      8/20/11              937,226
     830,667  VWR International, Inc. .......       B2       B+          7.12%         4/07/11              841,569
                                                                                                     --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                      4,717,127
                                                                                                     --------------


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

     HOTELS, RESTAURANTS & LEISURE - 10.3%
              CASINOS & GAMING - 8.2%
$    985,000  Boyd Gaming Corp. .............       Ba2      BB       5.70%-6.03%      6/30/11       $      995,055
   1,621,747  Global Cash Access, Inc. ......       Ba3      B+          6.86%         3/10/10            1,641,006
   1,000,000  MGM Mirage ....................       Ba2      BB          6.28%         11/22/09           1,002,375
     997,500  Penn National Gaming, Inc. ....       Ba3      BB-      6.26%-6.46%      10/03/12           1,009,969
   1,000,000  Pinnacle Entertainment, Inc. ..       B1       BB-         6.57%         12/14/11           1,009,063
   1,000,000  Venetian Casino Resort, LLC ...       Ba3      BB-         6.28%         6/15/11            1,009,219
   1,000,000  Wynn Las Vegas, LLC ...........       B2       B+          6.75%         12/14/11           1,008,750
                                                                                                     --------------
                                                                                                          7,675,437
                                                                                                     --------------
              LEISURE FACILITIES - 1.0%
     975,943  American Skiing Company .......       NR       NR       9.06%-9.18%      11/24/10             979,602
                                                                                                     --------------
              RESTAURANTS - 1.1%
   1,000,000  Dunkin' Brands, Inc. ..........       B2       B+          7.06%         2/15/13            1,003,333
                                                                                                     --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                         9,658,372
                                                                                                     --------------

     HOUSEHOLD DURABLES - 2.1%
              HOMEBUILDING - 2.1%
   1,000,000  Technical Olympic USA, Inc. ...      NR(a)     NR          7.75%         8/01/08            1,007,500
   1,000,000  Technical Olympic USA, Inc.,
                 (Mezzanine Debt) (c) .......      NR(a)     NR          10.25%        8/01/09            1,000,000
                                                                                                     --------------
              TOTAL HOUSEHOLD DURABLES                                                                    2,007,500
                                                                                                     --------------

     INDUSTRIAL CONGLOMERATES - 1.0%
              INDUSTRIAL CONGLOMERATES - 1.0%
     925,043  Rexnord Corp. .................       B1       B+       6.78%-6.93%      12/31/11             933,907
                                                                                                     --------------
              TOTAL INDUSTRIAL CONGLOMERATES                                                                933,907
                                                                                                     --------------

     INSURANCE - 0.6%
              LIFE & HEALTH INSURANCE - 0.6%
     543,009  Conseco, Inc. .................       B2       BB-         6.57%         6/22/10              547,308
                                                                                                     --------------
              TOTAL INSURANCE                                                                               547,308
                                                                                                     --------------

     INTERNET SOFTWARE & SERVICES - 1.1%
              INTERNET SOFTWARE & SERVICES - 1.1%
     995,000  SunGard Data Systems Inc. .....       B1       B+          7.22%         2/11/13            1,008,859
                                                                                                     --------------
              TOTAL INTERNET  SOFTWARE & SERVICES                                                         1,008,859
                                                                                                     --------------

     IT SERVICES - 7.3%
              DATA PROCESSING & OUTSOURCED SERVICES - 2.1%
     992,500  Fidelity National Information
                 Solutions, Inc. ............       Ba3      BB          6.07%         3/09/11              994,899
     951,351  Fidelity National Information
                 Solutions, Inc. ............       Ba3      BB          6.32%         3/09/13              957,669
                                                                                                     --------------
                                                                                                          1,952,568
                                                                                                     --------------
              IT CONSULTING & OTHER SERVICES - 5.2%
     992,481  Alion Science and Technology
                 Corp. ......................       B1       B+          6.45%         8/02/09              987,519
     916,230  Apptis (De), Inc. .............       B2       B+          7.86%         1/05/10              920,812



Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

     IT SERVICES - (CONTINUED)
              IT CONSULTING & OTHER SERVICES - (CONTINUED)
$  2,977,500  DynCorp International LLC .....       B2       B+       6.81%-7.44%      2/11/11       $    3,003,553
                                                                                                     --------------
                                                                                                          4,911,884
                                                                                                     --------------
              TOTAL IT SERVICES                                                                           6,864,452
                                                                                                     --------------

     MEDIA - 25.2%
              BROADCASTING & CABLE TV - 12.8%
   3,000,000  Century Cable Holdings, LLC ...       NR       NR          9.50%         6/30/09            2,940,624
   1,997,517  Charter Communications
                 Operating, LLC .............       B2        B          7.67%         4/27/10            2,007,798
   1,046,930  Gray Television Inc. ..........       Ba2      BB-         6.03%         11/22/12           1,053,211
   1,000,000  NextMedia Operating, Inc. (c) .       B3      CCC+         9.07%         11/15/13           1,015,833
     987,500  PanAmSat Corp. ................       B1       BB+         6.49%         8/20/11              998,840
   2,000,000  Raycom Media, Inc. ............       NR       NR          6.19%         1/18/13            2,012,500
   1,000,000  UPC Distribution Holding B.V. .       B1        B          8.03%         12/31/11           1,011,875
   1,000,000  UPC Distribution Holding B.V. .       B1        B          7.28%         9/30/12            1,011,071
                                                                                                     --------------
                                                                                                         12,051,752
                                                                                                     --------------

              MOVIES & ENTERTAINMENT - 6.4%
   1,000,000  Deluxe Entertainment Services
                 Group, Inc. ................       B1        B          8.33%         1/28/11            1,009,167
   2,000,000  Metro-Goldwyn-Mayer
                 Holdings II, Inc. ..........      NR(a)    NR(a)        6.78%         4/08/12            2,022,500
     952,653  Regal Cinemas Corp. ...........       Ba3      BB-         6.53%         11/10/10             962,775
   1,966,639  WMG Acquisition Corp. .........       Ba2      B+       6.37%-6.81%      3/01/11            1,987,228
                                                                                                     --------------
                                                                                                          5,981,670
                                                                                                     --------------

              PUBLISHING - 6.0%
   1,612,713  CBD Media, LLC ................       B1        B          6.99%         12/31/09           1,633,880
   1,569,862  Dex Media West, Inc. ..........       Ba2      BB-      6.23%-6.56%      3/09/10            1,582,454
     571,329  Media News Group, Inc. ........       Ba3      BB          5.85%         12/30/10             571,329
   1,000,000  Newspaper Holdings, Inc. ......       NR       NR          6.19%         8/24/12            1,003,750
     865,241  RH Donnelley Inc. .............       Ba3      BB       6.20%-6.31%      6/30/11              871,730
                                                                                                     --------------
                                                                                                          5,663,143
                                                                                                     --------------
              TOTAL MEDIA                                                                                23,696,565
                                                                                                     --------------

     METALS & MINING - 1.8%
              ALUMINUM - 0.8%
     719,231  Novelis Corp. .................       Ba2      BB-         6.44%         1/07/12              727,210
                                                                                                     --------------
              DIVERSIFIED METALS & MINING - 1.0%
   1,000,000  Alpha Natural Resources, LLC ..       B2       BB-         6.32%         10/26/12           1,005,833
                                                                                                     --------------
              TOTAL METALS & MINING                                                                       1,733,043
                                                                                                     --------------

     MULTI-UTILITIES - 2.2%
              MULTI-UTILITIES - 2.2%
     992,500  KGEN, LLC .....................       B2        B          7.15%         8/05/11              987,537
   1,047,036  KGEN, LLC (c) .................       B3       B-         13.53%         8/05/11            1,047,036
                                                                                                     --------------
              TOTAL MULTI-UTILITIES                                                                       2,034,573
                                                                                                     --------------

                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      OIL, GAS & CONSUMABLE FUELS - 10.3%
              OIL & GAS EXPLORATION & PRODUCTION - 2.0%
$    992,500  ATP Oil & Gas Corp. ...........       NR       NR      9.49%-10.18%      4/14/10       $    1,018,553
     878,255  Plains Resources Inc. .........       Ba2      BB          6.75%         8/12/11              883,744
                                                                                                     --------------
                                                                                                          1,902,297
                                                                                                     --------------
              OIL & GAS REFINING & MARKETING - 2.2%
   1,000,000  Coffeyville Resources, LLC (c)        B3        B         11.31%         7/08/13            1,029,375
   1,000,000  Hawkeye Renewables, LLC .......       B2        B          7.84%         1/31/12              992,500
                                                                                                     --------------
                                                                                                          2,021,875
                                                                                                     --------------
              OIL & GAS STORAGE & TRANSPORTATION - 6.1%
     997,500  Cheniere LNG Holdings, LLC ....       NR       BB          6.95%         8/31/12            1,006,852
   1,000,000  Eagle Rock Gas Gathering &
                 Processing, Ltd. ...........       NR       NR          7.03%        10/01/12            1,008,750
   2,003,445  El Paso Corp. .................       B3        B          6.35%        11/23/09            2,021,811
   1,712,787  Regency Gas Service, LLC ......       B1       B+          6.78%         5/30/10            1,732,056
                                                                                                     --------------
                                                                                                          5,769,469
                                                                                                     --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                         9,693,641
                                                                                                     --------------

      PAPER & FOREST PRODUCTS - 3.1%
              FOREST PRODUCTS - 2.1%
   1,000,000  Georgia-Pacific Corp. .........       Ba2      BB-         6.56%        12/20/12            1,007,417
   1,000,000  Georgia-Pacific Corp. (c) .....       Ba3      B+          7.56%        12/20/14            1,019,432
                                                                                                     --------------
                                                                                                          2,026,849
                                                                                                     --------------
              PAPER PRODUCTS - 1.0%
     925,238  Appleton Papers Inc. ..........       Ba3      BB       6.33%-6.83%      6/09/10              933,796
                                                                                                     --------------
              TOTAL PAPER & FOREST PRODUCTS                                                               2,960,645
                                                                                                     --------------

      PERSONAL PRODUCTS - 2.0%
              PERSONAL PRODUCTS - 2.0%
   1,856,111  American Safety Razor Company .       B2        B          7.56%         2/28/12            1,879,311
                                                                                                     --------------
              TOTAL PERSONAL PRODUCTS                                                                     1,879,311
                                                                                                     --------------

      REAL ESTATE - 17.8%
              REAL ESTATE INVESTMENT TRUSTS - 4.0%
   1,000,000  Capital Automotive, L.P. ......       Ba1      BB+         6.34%        12/16/10            1,004,583
     777,368  Lion Gables Realty, L.P. ......       Ba2      BB+         6.32%         9/30/06              781,116
   2,000,000  The Macerich Partnership, L.P.        NR      NR(a)        6.13%         4/26/10            2,008,334
                                                                                                     --------------
                                                                                                          3,794,033
                                                                                                     --------------

              REAL ESTATE MANAGEMENT & DEVELOPMENT - 13.8%
     776,775  CB Richard Ellis Services, Inc.       Ba3      B+       6.01%-6.93%      3/31/10              782,601
   2,000,000  General Growth Properties, Inc.       Ba2      BB+         5.83%         2/03/10            2,001,094
   1,000,000  Kuilima Resort Company (c) ....      NR(a)    NR(a)       11.11%         9/30/11            1,005,000
     905,437  LNR Property Corp. ............       B2       B+          7.57%         2/03/08              912,793
   2,721,600  LNR Property Corp.,
                 (Mezzanine Debt) (d) (e) ...       NR       NR          9.07%         2/03/08            2,742,012
     997,500  Pivotal Promontory, LLC .......      NR(a)    NR(a)        7.36%         8/31/10              991,266
   1,000,000  Shea Capital I, LLC ...........      NR(a)    NR(a)        6.69%        10/27/11            1,000,000



Page  6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                   BANK LOAN
 PRINCIPAL                                          RATINGS+                            STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S S&P           COUPON        MATURITY*          VALUE
------------  -------------------------------  ------------------    -------------  --------------   --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      REAL ESTATE - (CONTINUED)
              REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
$  1,577,568  The Newkirk Master Limited
                 Partnership ................      NR(a)     BB+         6.38%         8/11/08       $    1,588,741
     975,000  The Rhodes Companies, LLC .....       Ba3      BB-         7.75%         11/21/10             977,438
     968,000  Yellowstone Development, LLC ..      NR(a)    NR(a)        6.98%         9/30/10              970,420
                                                                                                     --------------
                                                                                                         12,971,365
                                                                                                     --------------
              TOTAL REAL ESTATE                                                                          16,765,398
                                                                                                     --------------

     ROAD & RAIL - 2.3%
              TRUCKING - 2.3%
   2,174,444  The Hertz Corp. ...............       Ba2      BB       6.75%-6.96%      12/21/12           2,207,400
                                                                                                     --------------
              TOTAL ROAD & RAIL                                                                           2,207,400
                                                                                                     --------------

      SPECIALTY RETAIL - 1.9%
              APPAREL RETAIL - 1.9%
     949,367  The Neiman Marcus Group, Inc. .       B1       B+          6.95%         4/06/13              962,251
     860,064  The William Carter Company ....       B1       BB       6.42%-6.54%      7/14/12              868,306
                                                                                                     --------------
              TOTAL SPECIALTY RETAIL                                                                      1,830,557
                                                                                                     --------------

      WIRELESS TELECOMMUNICATION SERVICES - 2.4%
              WIRELESS TELECOMMUNICATION SERVICES - 2.4%
   1,000,000  MetroPCS Wireless, Inc. .......       NR       NR          9.25%         5/31/11            1,027,500
   1,200,000  Nextel Partners, Inc. .........       Ba3      B+          5.91%         5/31/12            1,200,000
                                                                                                     --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                   2,227,500
                                                                                                     --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS** ...................................      142,796,567
                                                                                                     --------------
              (Cost $141,857,015)

      SENIOR FLOATING RATE NOTES - 2.9%

      HEALTH CARE PROVIDERS & SERVICES - 0.2%
              HEALTH CARE FACILITIES - 0.2%
     250,000  Select Medical Holdings
                 Corp. (f)(d) ...............       B1       NR          9.93%         9/15/15              213,125
                                                                                                     --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                        213,125
                                                                                                     --------------

      HOUSEHOLD DURABLES - 1.1%
              HOMEBUILDING - 1.1%
   1,000,000  Builders Firstsource, Inc. (c) (f)    B3        B-         9.00%         2/15/12            1,030,000
                                                                                                     --------------
              TOTAL HOUSEHOLD DURABLES                                                                    1,030,000
                                                                                                     --------------

      MEDIA - 1.1%
              BROADCASTING & CABLE TV - 1.1%
   1,000,000  Paxson Communications Corp. (f)       B2       CCC+        7.78%         1/15/12              995,000
                                                                                                     --------------
              TOTAL MEDIA                                                                                   995,000
                                                                                                     --------------

      PHARMACEUTICALS - 0.5%
              PHARMACEUTICALS - 0.5%
     500,000  Elan Finance PLC (d) (f) ......       B3        B          8.34%         11/15/11             491,875
                                                                                                     --------------
              TOTAL PHARMACEUTICALS                                                                         491,875
                                                                                                     --------------

              TOTAL SENIOR FLOATING RATE NOTES ...................................................        2,730,000
                                                                                                     --------------
              (Cost $2,704,610)


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                         MARKET
   SHARES                                                                                                VALUE
-------------                                                                                        --------------
 COMMON STOCKS - 3.4%

      CLOSED-END FUNDS - 3.4%
              OTHER DIVERSIFIED FINANCIAL SERVICES - 3.4%
     180,400  ING Prime Rate Trust ............................................................      $    1,266,408
     231,400  Van Kampen Senior Income Trust ..................................................           1,890,538
                                                                                                     --------------
              TOTAL CLOSED-END FUNDS ..........................................................           3,156,946
                                                                                                     --------------
              TOTAL COMMON STOCKS .............................................................           3,156,946
                                                                                                     --------------
              (Cost $3,043,868)

  PRINCIPAL
    VALUE
-------------
 REPURCHASE AGREEMENT - 2.2%
 (Cost $2,100,000)
$  2,100,000  Agreement with Wachovia Capital Markets, LLC, 4.44% dated 2/28/06, to be repurchased at $2,100,259 on 3/01/06, collateralized by $2,955,000
                Federal Home Loan Bank, 5.60% due 3/03/25 (Value $2,201,616) ..................           2,100,000
                                                                                                     --------------

              TOTAL INVESTMENTS - 160.2% ......................................................         150,783,513
              (Cost $149,705,493) (b)

              NET OTHER ASSETS AND LIABILITIES - 0.4% .........................................             322,802
                                                                                                     --------------
              PREFERRED SHARES, AT LIQUIDATION VALUE - (60.6)% ................................         (57,000,000)
                                                                                                     --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ...........................      $   94,106,315
                                                                                                     ==============

------------------------------------------------------------
           o All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.

         (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

         (b) Aggregate cost for federal income tax and financial reporting purposes.

         (c)  This issue is secured by a second lien on the issuer's assets.

         (d)  This issue is unsecured.

         (e) This issue's security interest is subordinated to that of other debt holders.

         (f) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 1E).

         (g) This borrower has filed for protection in federal bankruptcy court.

           + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

          NR  Not rated.

           * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.

          ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.


Page 8           See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

            First Trust/Four Corners Senior Floating Rate Income Fund
                                February 28, 2006

                      1. Valuation and Investment Practices

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B.  REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

            First Trust/Four Corners Senior Floating Rate Income Fund
                                February 28, 2006

C.  SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $131,874 as of February 28, 2006. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $97 from these commitments is included in Net Other Assets and Liabilities.

E. RESTRICTED SECURITIES

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                              CARRYING COST
                                 ACQUISITION      PRINCIPAL     CARRYING     AT ACQUISITION      MARKET         % OF
               SECURITY              DATE           VALUE         VALUE           DATE            VALUE      NET ASSETS
               --------          ------------  ------------     ---------    --------------    -----------   ----------
Builders Firstsource, Inc.           2/8/05    $  1,000,000        103.00        100.00        $ 1,030,000       1.09%
Elan Finance PLC                     3/2/05         500,000         98.38         86.50            491,875       0.52%
Paxson Communications Corp.        12/19/05       1,000,000         99.50        100.00            995,000       1.06%
Select Medical Holdings Corp.       9/16/05         250,000         85.25        100.00            213,125       0.23%
                                               ------------                                    -----------       ----
                                               $  2,750,000                                    $ 2,730,000       2.90%
                                               ============                                    ===========       ====

                    2. Unrealized Appreciation/(Depreciation)

On February 28, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,256,420 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $178,400.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.